Redeemable non-controlling interest - Additional Information (Details) $ in Thousands			12 Months Ended
	Jan. 31, 2022 USD ($) installment	Aug. 20, 2020 USD ($)	Dec. 31, 2022 USD ($) installment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Redeemable Noncontrolling Interest [Line Items]
Temporary equity accretion to redemption value			$ 473	$ 1,355	$ 78
Redemption of non-controlling interest	$ 3,200		$ 3,200	$ 0
Number of payment installments remaining | installment			2
Koin
Redeemable Noncontrolling Interest [Line Items]
Business combination percentage of voting rights acquired		84.00%
Redemption of non-controlling interest		$ 2,655
Number of payment installments remaining | installment	8